TYPE                13F-HR
PERIOD              03/31/04
FILER
     CIK            0000898373
     CCC            6u$fhfxf
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          973-467-7635

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: March 31,2004

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY       May 10, 2004
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         26

Form 13F Information Table Value Total:    $  282,100
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES

                                                  FORM 13F INFORMATION TABLE
                                                  VALUE      SHARES/   SH/ PUT/INVSTMT OTHER        VOTING AUTHORITY
      NAME  OF ISSUER       TITLE OF CLA  CUSIP   (X$1000)   PRN AMT   PRN CALLDSCRETN MANAGERSSOLE   SHARED     NONE
------------------------------------------------- ----------- ---------------------------------------- -------- --------
AAIIPHARMA INC              PUT         00252W954       2,390   360,500 SH PUT  OTHER     01             360,500
ANDREW CORPCMN              COM         034425108       1,946   111,210 SH      OTHER     01             111,210
ARCHER DANIELS MIDLAND CO CMCOM         039483102      15,166   899,000 SH      OTHER     01             899,000            -
CAREER EDUCATION CORP       PUT         141665959      13,493   238,600 SH PUT  OTHER     01             238,600
CENDANT CORP                PUT         151313953       2,439   100,000 SH PUT  OTHER     01             100,000
CHIQUITA BRANDS             COM         170032809      11,109   532,800 SH      OTHER     01             532,800            -
DEERE & CO.                 PUT         244199955       3,812    55,000 SH PUT  OTHER     01              55,000
DIAMONDS TR UNIT SER 1      UNIT SER 1  252787106       6,235    60,000 SH      OTHER     01              60,000
FEDERAL NATL MTG ASSN       PUT         313586959      22,305   300,000 SH PUT  OTHER     01             300,000
INTERWOVEN INC CMN          COM NEW     46114t508      37,318 3,743,022 SH      OTHER     01           3,743,022
KRISPY KREME DOUGHNUTS INC  PUT         501014954       5,041   146,800 SH PUT  OTHER     01             146,800
MAGNA ENTMT CORP            CL-A        559211107      22,055 3,675,857 SH      OTHER     01           3,535,857  140,000
MULTIMEDIA GAMES INC        PUT         625453955       1,237    50,000 SH PUT  OTHER     01              50,000
NASDAQ 100 TR UNIT SER 1    UNIT SER 1  631100104      27,776   775,000 SH      OTHER     01             775,000
NET2PHONE INCCMN            COM         64108N106       8,705 1,693,649 SH      OTHER     01           1,693,649
NETFLIX COM INC             PUT         64110L956       1,535    45,000 SH PUT  OTHER     01              45,000
NOVASTAR FINANCIAL INC      PUT         669947950      18,268   277,000 SH PUT  OTHER     01             277,000
NOVASTAR FINANCIAL INCREIT  COM         669947400       1,312    19,900 SH      OTHER     01              19,900
OPEN TEXT CORP              PUT         683715956         879    29,500 SH PUT  OTHER     01              29,500
POWERWAVE TECHNOLOGIES INC  COM         739363109      30,414 3,899,175 SH      OTHER     01           3,899,175
PRE PAID LEGAL SERVICES INC COM         740065107       4,882   199,430 SH      OTHER     01                   0  199,430
SAFEWAY INC                 COM NEW     786514208      12,480   606,400 SH      OTHER     01             606,400
SCHERING PLOUGH CORP INC    COM         806605101      10,543   650,000 SH      OTHER     01             650,000
SEACHANGE INTL INC          COM         811699107       7,711   503,982 SH      OTHER     01             503,982
THESTREET.COM, INC.CMN      COM         88368Q103      10,063 2,211,708 SH      OTHER     01           2,211,708
WAL MART STORES INC         PUT         931142953       2,985    50,000 SH PUT  OTHER     01              50,000

 /TEXT
 /DOCUMENT                                                                 `
 /SUBMISSION